Cash and cash equivalents and restricted cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents and restricted cash and cash equivalents
Cash and cash equivalents and restricted cash and cash equivalents
6.	Cash and cash equivalents and restricted cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits placed with banks or other financial institutions and all highly liquid investments with original maturities of three months or less. Cash and cash equivalents balance as of December 31, 2023 and 2024 primarily consist of the following currencies:

	December 31, 2023		December 31, 2024
		US$		US$
	Amount	equivalent	Amount	equivalent

US$	846,754	846,754	276,110	276,110
RMB	1,100,216	155,339	753,707	104,847
Others	N/A	61,863	N/A	63,804
Total		1,063,956		444,761

As of December 31, 2023 and 2024, the Group’s restricted cash and cash equivalents were US$319,250 and US$371,332, respectively. The restricted cash and cash equivalents primarily consists of amounts deposited and held in escrow account owned by the Group, which was a portion of the consideration received from Baidu, in accordance with the terms set forth in the agreement with Baidu to dispose YY Live business.